Fees Summary	Sep. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 871,000
Previously Paid Amount	0.00
Total Fee Amount	120.29
Total Offset Amount	0.00
Net Fee	120.29
Narrative - Max Aggregate Offering Price	$ 871,000
Final Prospectus	true